INTANGIBLE ASSETS, NET (Schedule of Estimated Amortization Expenses for Future Periods) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
For the year ending December 31,
2017	$ 5,941
2018	4,710
2019	3,048
2020	2,013
2021	290
2022 and thereafter	466
Total	$ 16,468	$ 29,518	$ 33,890